Capital Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Capital Commitments

NOTE 23. CAPITAL COMMITMENTS

At December 31, 2019, the Corporation had commitments to purchase property, plant and equipment totaling $113 million (2018 – $180 million). Payments of $25 million for these commitments are expected to be made in 2020, $53 million in 2021 and $35 million in 2022.